Supplemental Cash Flow information - Summary of Transactions Not Affecting Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash financing and investing transactions
Write off on Property, plant and equipment by transfer to pool parts inventory	$ (15.6)	$ (27.2)	$ (23.2)